Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 4,351
2023	4,351
2024	4,351
2025	4,351
2026	4,351
Thereafter	122,371
Intangible assets, net	$ 144,126	$ 140,993